                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2002
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Bremer Trust, National Association
            ------------------------------------------
Address:    4150 -- 2nd St. S., P.O. Box 986
            ------------------------------------------
            St. Cloud, MN 56302-0986
            ------------------------------------------

 Form 13F File Number: 28-7722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David J. Erickson
          --------------------------------------------
Title:    Vice President, Investments
          --------------------------------------------
Phone:    (320) 255-7174
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ David J. Erickson              St. Cloud, MN                5/14/02
---------------------  --------------------------------------   ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                117
                                              -----------------------

Form 13F Information Table Value Total:      $     182,487
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:                         0


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

Page 1 of 6                       Name of Reporting Manager:  Bremer Trust, N.A.

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          COLUMN 1     COLUMN 2    COLUMN 3    COLUMN 4  COLUMN 5           COLUMN 6             COLUMN 7           COLUMN 8
       Name of Issuer   Title    CUSIP Number   Fair      # of       Investment Discretion        Other    Voting Authority (Shares)
                       of Class                Market    Shares                                  Managers
                                                Value
                                                (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  (a) Sole    (b)   (c) Shared            (a) Sole    (b)   (c) None
                                                                            Shared     Other                        Shared
------------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co
Class A                  Com      G4776G103     2,600   51,987     29,319             22,668               51,987
------------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications   Com      000886101       742  182,305    169,705      350    12,250              182,305
------------------------------------------------------------------------------------------------------------------------------------
AFLAC Inc                Com      001055102     2,640   89,500     89,052      448                         89,500
------------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner          Com      00184A105     1,329   56,202     47,887      305     8,010               56,027               175
------------------------------------------------------------------------------------------------------------------------------------
AT & T Corp              Com      001957109       190   12,083      5,264    4,191     2,628               11,490               593
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs              Com      002824100       549   10,439     10,289                150               10,287               150
------------------------------------------------------------------------------------------------------------------------------------
Agilent                  Com      00846U101     1,370   39,198     37,993              1,205               39,198
------------------------------------------------------------------------------------------------------------------------------------
Allete                   Com      018522102     1,604   55,126     54,426      500       200               55,126
------------------------------------------------------------------------------------------------------------------------------------
Allstate                 Com      020011101       415   10,986      9,562              1,424               10,986
------------------------------------------------------------------------------------------------------------------------------------
American Int'l Group
Inc                      Com      026874107     2,677   37,110     31,708      315     5,087               37,110
------------------------------------------------------------------------------------------------------------------------------------
American Pwr
Conversion Corp          Com      029066107     1,072   72,500     71,800      200       500               72,500
------------------------------------------------------------------------------------------------------------------------------------
Amgen                    Com      031162100     2,164   36,255     35,705       50       500               36,255
------------------------------------------------------------------------------------------------------------------------------------
AON Corp                 Com      037389103       226    6,454      6,454                                   6,454
------------------------------------------------------------------------------------------------------------------------------------
ATMEL Corp               Com      049513104     1,578  155,620    154,920      300       400              155,620
------------------------------------------------------------------------------------------------------------------------------------
Avon Products Inc        Com      054303102     2,586   47,600     47,400      200                         47,600
------------------------------------------------------------------------------------------------------------------------------------
BP PLC                   ADR      055622104     1,782   33,564     30,715    1,456     1,393               33,564
------------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp           Com      079860102       494   13,393      8,291    4,702       400               13,393
------------------------------------------------------------------------------------------------------------------------------------
Best Buy                 Com      086516101     2,624   33,130     30,530    2,600                         33,130
------------------------------------------------------------------------------------------------------------------------------------
Boeing Co                Com      097023105     1,433   29,704     27,610      200     1,894               29,704
------------------------------------------------------------------------------------------------------------------------------------
Bristol Myers
Squibb Co                Com      110122108       608   15,017      8,542    1,275     5,200               15,017
------------------------------------------------------------------------------------------------------------------------------------

Page 2 of 6                       Name of Reporting Manager:  Bremer Trust, N.A.

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          COLUMN 1     COLUMN 2    COLUMN 3    COLUMN 4  COLUMN 5           COLUMN 6             COLUMN 7           COLUMN 8
       Name of Issuer   Title    CUSIP Number   Fair      # of       Investment Discretion        Other    Voting Authority (Shares)
                       of Class                Market    Shares                                  Managers
                                                Value
                                                (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  (a) Sole    (b)   (c) Shared            (a) Sole    (b)   (c) None
                                                                            Shared     Other                        Shared
------------------------------------------------------------------------------------------------------------------------------------
CVS                      Com      126650100     1,355   39,470     39,470                                  39,470
------------------------------------------------------------------------------------------------------------------------------------
Carnival Corp            Com      143658102     2,226   68,080     68,080                                  68,080
------------------------------------------------------------------------------------------------------------------------------------
Certegy Inc              Com      156880106       827   20,825     20,825                                  20,825
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp       Com      166764100     1,443   15,990     13,919              2,071               15,990
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc        Com      17275R102     2,491  147,163    123,721    2,257    21,185              145,533             1,630
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc            Com      172967101     3,113   62,863     59,139    2,300     1,424               62,738               125
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola                Com      191216100       761   14,561     10,922              3,639               14,561
------------------------------------------------------------------------------------------------------------------------------------
Cognos Inc               Com      1924C109        889   32,400     32,400                                  32,400
------------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive Co     Com      194162103     1,807   31,610     29,860              1,750               31,610
------------------------------------------------------------------------------------------------------------------------------------
Communication Sys Inc    Com      203900105       640   88,689     88,689                                  88,689
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computers Corp    Com      204493100       240   23,000                 400    22,600               22,500               500
------------------------------------------------------------------------------------------------------------------------------------
Computer Assoc Int'l
Inc                      Com      204912109     1,066   48,703     48,244                459               48,703
------------------------------------------------------------------------------------------------------------------------------------
Concord EFS              Com      206197105     2,590   77,700     77,700                                  77,700
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co               Com      244199105       349    7,667      7,525                142                7,667
------------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp       Com      247025109     2,679  102,598     54,454      384    47,760              102,598
------------------------------------------------------------------------------------------------------------------------------------
Disney Walt Co           Com      254687106     1,693   73,367     68,180      165     5,022               73,367
------------------------------------------------------------------------------------------------------------------------------------
Dover Corp               Com      260003108     1,289   31,450     31,450                                  31,450
------------------------------------------------------------------------------------------------------------------------------------
Du Pont E I De Nemous
& Co                     Com      263534109       256    5,438      4,000      360     1,078                5,438
------------------------------------------------------------------------------------------------------------------------------------
Echostar Communications  Com      278762109       283   10,000     10,000                                  10,000
------------------------------------------------------------------------------------------------------------------------------------
Ecolab Inc               Com      278865100       507   11,080     11,080                                  11,080
------------------------------------------------------------------------------------------------------------------------------------
El Paso Energy
Corp Del                 Com      283905107     1,728   39,255     38,873       50       332               39,255
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co      Com      291011104     1,304   22,724     21,875      280       569               22,724
------------------------------------------------------------------------------------------------------------------------------------

Page 3 of 6                       Name of Reporting Manager:  Bremer Trust, N.A.

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          COLUMN 1     COLUMN 2    COLUMN 3    COLUMN 4  COLUMN 5           COLUMN 6             COLUMN 7           COLUMN 8
       Name of Issuer   Title    CUSIP Number   Fair      # of       Investment Discretion        Other    Voting Authority (Shares)
                       of Class                Market    Shares                                  Managers
                                                Value
                                                (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  (a) Sole    (b)   (c) Shared            (a) Sole    (b)   (c) None
                                                                            Shared     Other                        Shared
------------------------------------------------------------------------------------------------------------------------------------
Enron Corp               Com      293561106         4   21,627      2,000             19,627               21,627
------------------------------------------------------------------------------------------------------------------------------------
Equifax Inc              Com      294429105     1,262   42,200     42,200                                  42,200
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil              Com      30231G102     4,278   97,609     94,135    1,268     2,206               97,609
------------------------------------------------------------------------------------------------------------------------------------
FPL Group Inc            Com      302571104       279    4,687      3,887                800                4,687
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Ln
Mtg Corp                 Com      313400301     2,170   34,240     33,690                550               34,240
------------------------------------------------------------------------------------------------------------------------------------
Federal Nat'l Mtg
Assn                     Com      313586109     1,431   17,915     16,805              1,110               17,915
------------------------------------------------------------------------------------------------------------------------------------
FED EX Corp              Com      31428X106     2,401   41,325     41,125                200               41,325
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp          Com      319963103     1,536   17,600     17,600                                  17,600
------------------------------------------------------------------------------------------------------------------------------------
Fleet Boston Financial   Com      339030108       350   10,000                        10,000               10,000
------------------------------------------------------------------------------------------------------------------------------------
G & K Services Inc       Com      361268105       359    9,642      2,000              7,642                9,642
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co      Com      369604103     6,181  165,039    133,105    3,840    28,094              163,539             1,500
------------------------------------------------------------------------------------------------------------------------------------
General Motors Corp      Com      370442105       251    4,147      2,637      565       945                4,147
------------------------------------------------------------------------------------------------------------------------------------
Grainger W W Inc         Com      384802104       225    4,010      3,810                200                4,010
------------------------------------------------------------------------------------------------------------------------------------
Harley Davidson          Com      412822108       276    5,000      1,000              4,000                5,000
------------------------------------------------------------------------------------------------------------------------------------
Healthsouth              Com      421924101     1,784  124,325    124,325                                 124,325
------------------------------------------------------------------------------------------------------------------------------------
Hector Com Co            Com      422730101       737   50,834     50,834                                  50,834
------------------------------------------------------------------------------------------------------------------------------------
Home Depot               Com      437076102       690   14,200     10,250      495     3,455               14,200
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp               Com      458140100     4,438  145,938     99,954    3,700    42,284              142,438             3,500
------------------------------------------------------------------------------------------------------------------------------------
International Business
Machs                    Com      459200101     1,341   12,896     10,851      825     1,220               12,896
------------------------------------------------------------------------------------------------------------------------------------
Interpublic Group
Cos Inc                  Com      460690100     1,906   55,610     54,110              1,500               55,610
------------------------------------------------------------------------------------------------------------------------------------

Page 4 of 6                       Name of Reporting Manager:  Bremer Trust, N.A.

------------------------------------------------------------------------------------------------------------------------------------
          COLUMN 1     COLUMN 2    COLUMN 3    COLUMN 4  COLUMN 5           COLUMN 6             COLUMN 7           COLUMN 8
       Name of Issuer   Title    CUSIP Number   Fair      # of       Investment Discretion        Other    Voting Authority (Shares)
                       of Class                Market    Shares                                  Managers
                                                Value
                                                (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  (a) Sole    (b)   (c) Shared            (a) Sole    (b)   (c) None
                                                                            Shared     Other                        Shared
------------------------------------------------------------------------------------------------------------------------------------
Investors Real Estate    Shr Ben  461730103     8,541  854,091    287,981   91,491   474,619              417,784           436,307
                         Interest
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson        Com      478160104     3,449   53,109     45,919      570     6,620               52,859               250
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark Corp      Com      494368103     3,064   47,391     47,341       50                         47,391
------------------------------------------------------------------------------------------------------------------------------------
Kohl's                   Com      500255104     1,138   16,000     16,000                                  16,000
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologics
Inc                      Com      549463107       424   89,080     79,689    4,320     5,071               88,880               200
------------------------------------------------------------------------------------------------------------------------------------
MDU Resources Group
Inc                      Com      552690109       207    6,679      3,214      675     2,790                6,679
------------------------------------------------------------------------------------------------------------------------------------
McDonalds Corp           Com      580135101     2,735   98,553     73,433             25,120               98,553
------------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc            Com      585055106     8,251  182,497    146,619      590    35,288              182,347               150
------------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp    Com      58551A108     1,254   32,500     30,500              2,000               32,500
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc           Com      589331107     2,823   49,029     23,350      475    25,204               49,029
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp           Com      594918104     4,145   68,736     54,595    1,905    12,236               68,736
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Mng &
Mrg Co                   Com      604059105     3,601   31,306     21,319    1,480     8,507               31,306
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley/Dean
Witter & Co              Com      617446448       511    8,912      7,800      100     1,012                8,912
------------------------------------------------------------------------------------------------------------------------------------
Motorola Inc             Com      620076109       701   49,396     45,110      500     3,786               49,196               200
------------------------------------------------------------------------------------------------------------------------------------
North Dakota Hold        Com      628945107       454  567,675    371,844    7,965   187,866              528,118            39,557
------------------------------------------------------------------------------------------------------------------------------------
Nabors Ind Inc           Com      629568106       584   13,822     11,200              2,622               13,822
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corporation        ADR      654902204     1,124   54,200     52,600      200     1,400               54,200
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp              Com      68389X105     1,317  128,570    126,115    1,255     1,200              128,470               100
------------------------------------------------------------------------------------------------------------------------------------
Otter Tail Power Co      Com      689648103       449   14,546     13,446    1,000       100               14,546
------------------------------------------------------------------------------------------------------------------------------------
Parker Drilling          Com      701081101        50   11,275                        11,275               11,275
------------------------------------------------------------------------------------------------------------------------------------
PepsiCo Inc              Com      713448108     3,264   63,372     60,555      325     2,492               63,372
------------------------------------------------------------------------------------------------------------------------------------

Page 5 of 6                       Name of Reporting Manager:  Bremer Trust, N.A.

------------------------------------------------------------------------------------------------------------------------------------
          COLUMN 1     COLUMN 2    COLUMN 3    COLUMN 4  COLUMN 5           COLUMN 6             COLUMN 7           COLUMN 8
       Name of Issuer   Title    CUSIP Number   Fair      # of       Investment Discretion        Other    Voting Authority (Shares)
                       of Class                Market    Shares                                  Managers
                                                Value
                                                (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  (a) Sole    (b)   (c) Shared            (a) Sole    (b)   (c) None
                                                                            Shared     Other                        Shared
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc               Com      717081103     2,994   75,334     64,676    1,180     9,478               75,334
------------------------------------------------------------------------------------------------------------------------------------
Pharmacia                Com      717130102     2,136   47,373     44,100      120     3,153               47,373
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris            Com      718154103       344    6,525      3,325    1,000     2,200                6,425               100
------------------------------------------------------------------------------------------------------------------------------------
Proctor & Gamble         Com      742718109       546    6,066        366              5,700                6,066
------------------------------------------------------------------------------------------------------------------------------------
Prudential Financial
Corp                     Com      744320102       312   10,034      9,955       79                         10,034
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics Inc    Com      74834L100       563    6,800      6,800                                   6,800
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications     Com      749121109       253   30,774     24,734    1,731     4,309               30,188               586
------------------------------------------------------------------------------------------------------------------------------------
SBC Communication Inc    Com      78387G103     2,529   67,559     56,314    7,421     3,824               67,091               468
------------------------------------------------------------------------------------------------------------------------------------
S & P 500 Depositary
Receipt                  Unit     78462F103     2,290   20,000     20,000                                  20,000
------------------------------------------------------------------------------------------------------------------------------------
St. Paul Cos Inc         Com      792860108       740   16,132     14,532              1,600               16,132
------------------------------------------------------------------------------------------------------------------------------------
Saks Inc                 Com      79377W108     2,157  164,032     11,947            152,085               17,762           146,270
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger LTD         Com      806857108       413    7,019      5,853    1,166                          7,019
------------------------------------------------------------------------------------------------------------------------------------
Charles Schwab Co        Com      808513105       904   69,080     64,080              5,000               69,080
------------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co       Com      812387108       257    5,005      4,000              1,005                5,005
------------------------------------------------------------------------------------------------------------------------------------
Service Master Co        Com      81760N109       437   31,761     31,761                                  31,761
------------------------------------------------------------------------------------------------------------------------------------
Solectron                Com      834182107       481   61,618     61,610                  8               61,610                 8
------------------------------------------------------------------------------------------------------------------------------------
Southern Co              Com      842587107       353   13,344     12,719                625               13,344
------------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems         Com      866810104       197   22,344      4,934      885    16,525               22,344
------------------------------------------------------------------------------------------------------------------------------------
Target                   Com      87612E106     4,779  110,225     96,325      600    13,300              110,225
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments        Com      882508104     1,661   50,185     49,605      480       100               50,085               100
------------------------------------------------------------------------------------------------------------------------------------
Textron Inc              Com      883203101       491    9,600      9,600                                   9,600
------------------------------------------------------------------------------------------------------------------------------------
Tricon Global
Restaurants              Com      895953107       353    6,004      4,495              1,509                6,004
------------------------------------------------------------------------------------------------------------------------------------

Page 6 of 6                       Name of Reporting Manager:  Bremer Trust, N.A.

------------------------------------------------------------------------------------------------------------------------------------
          COLUMN 1     COLUMN 2    COLUMN 3    COLUMN 4  COLUMN 5           COLUMN 6             COLUMN 7           COLUMN 8
       Name of Issuer   Title    CUSIP Number   Fair      # of       Investment Discretion        Other    Voting Authority (Shares)
                       of Class                Market    Shares                                  Managers
                                                Value
                                                (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  (a) Sole    (b)   (c) Shared            (a) Sole    (b)   (c) None
                                                                            Shared     Other                        Shared
------------------------------------------------------------------------------------------------------------------------------------
Tyco Int'l Ltd New       Com      902124106       336   10,398      1,000              9,398               10,398
------------------------------------------------------------------------------------------------------------------------------------
US Bancorp Del           Com      902973106     4,520  200,283    104,790    4,554    90,939              200,283
------------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp     Com      903914109        80   10,000              10,000                         10,000
------------------------------------------------------------------------------------------------------------------------------------
Verizon                  Com      92343V104       902   19,569     12,891    4,675     2,003               19,269               300
------------------------------------------------------------------------------------------------------------------------------------
Viacom B                 Com      925524308     1,592   32,917     32,537      380                         32,917
------------------------------------------------------------------------------------------------------------------------------------
WPS Resources            Com      92931B106       315    7,999        720    7,279                          7,999
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc      Com      931142103     3,554   58,005     50,845    4,410     2,750               52,655             5,350
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Co              Com      931422109     2,637   67,275     66,600      675                         67,275
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co         Com      94974B101     3,112   62,987     52,306    3,991     6,690               62,837               150
------------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co          Com      962166104       230    3,655      3,655                                   3,655
------------------------------------------------------------------------------------------------------------------------------------
Worldcom                 Com      98157D106       671   99,037     90,750              8,287               98,837               200
------------------------------------------------------------------------------------------------------------------------------------
X-Cel Energy Com         Com      98387B100     1,144   45,140     31,625    7,157     6,358               45,140
